SCHEDULE OF DEFERRED INCOME TAX LIABILITY (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Loss carried forward	$ 12
Provision for impairment of account receivables	436
Provision for impairment for inventory	63
Lease liabilities	152	128
Accrued expenses	18
Property and equipment	156
Total deferred tax assets	837	128
Deferred tax liabilities:
Right-of-use assets	(112)	(164)
Total deferred tax liabilities	(112)	(164)
Deferred tax assets (liabilities), net	$ 725
Deferred tax assets (liabilities), net		$ (36)